OPERATING LEASES	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
OPERATING LEASES

8.  OPERATING LEASES

For the years ended December 31, 2021, 2022 and 2023, the Group incurred operating lease costs amounting to RMB50,537, RMB35,973 and RMB22,207 respectively, excluding RMB9,256, RMB9,031 and RMB10,003 for short-term leases not capitalized as ROU assets, respectively.

Supplemental cash flow information related to operating leases included in operating lease assets and liabilities was as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash payments for amounts included in measurement of liabilities	49,864	36,890	22,259
New operating lease assets obtained in exchange for operating lease liabilities	18,744	5,836	29,371
ROU modification due to early surrender	(3,154)	(11,873)	(29,645)
Lease liabilities modification due to early surrender	2,778	12,705	34,234

As of December 31, 2022 and 2023, the Group’s operating leases had a weighted average remaining lease term of 1.7 and 0.9 years and a weighted average discount rate of 4.8% and 4.8%, respectively.

Future lease payments under operating leases, excluding short-term leases not capitalized, as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Within one year	25,836	15,030
Within a period of more than one year but not more than two years	16,878	419
Total future lease payments	42,714	15,449
Less: imputed interest	(1,680)	(316)
Total lease liabilities balance	41,034	15,133
Less: Current operating lease liabilities	24,460	14,719
Long-term operating lease liabilities	16,574	414

The future lease payments for short-term leases not capitalized as ROU assets were RMB2,061 and RMB2,257 as of December 31, 2022 and December 31, 2023, which will be paid within one year.